UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

AFLAC INCORPORATED

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 4/26/2013	Meeting Date: 5/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Consider the Non-Binding Advisory Proposal: Resolved, that the shareholders approve the compensation of teh Company's Named Executive Officers, pursuant to the Compensation Disclosure Rules of the Securities and Exchange Commission, Including as Disclosed the Compensation Discussion and Analysis, Executive Compensation Tables and Accompanying Narrative Discussion in the Proxy Statement	For	Issuer	For	With
3	To Consider and Act Upon the Ratification of the Appointment of KPMG LLP as Independent Registered Public Accounting Firm of the Company for the Year Ending December 31, 2013	For	Issuer	For	With

ALTRIA GROUP, INC.

Ticker Symbol:MO	Cusip Number:718154107
Record Date: 5/7/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the Selection of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Advisory Vote to Approve the Compensation of the Company's Named Executive Officers	For	Issuer	For	With
4	Shareholder Proposal - Disclosure of Lobbying Policies and Practices	Against	Stockholder	Against	With

ANADARKO PETROLEUM CORPORATION

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 5/3/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of KPMG LLP as Independent Auditor	For	Issuer	For	With
3	Advisory Vote to Approve Named Executive Officer Compensation	For	Issuer	For	With
4	Stockholder Proposal - Report on Political Contributions	Against	Stockholder	Against	With

APPLE INC

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/29/2013	Meeting Date: 2/27/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Amendment of Apple's Restated Articles of Incorporation to i) Eliminate Certain Language Relating to Term of Office of Directors in Order to Facilitate the Adoption of Majority Voting for Election of Directors, ii) Eliminate "Blank Check" Preferred Stock, iii) Establish a Par Value for Company's Common Stock of $0.00001 Per Share and iv) Make Other Changes	For	Issuer	For	With
3	Ratification of the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for 2013	For	Issuer	For	With
4	A Non-Binding Advisory Resolution to Approve Executive Compensation	For	Issuer	For	With
5	Shareholder Proposal - Executives Retain Significant Stock	Against	Stockholder	Against	With
6	Shareholder Proposal - Board Committee on Human Rights	Against	Stockholder	Against	With

ASML HOLDINGS N.V.

Ticker Symbol:ASML	Cusip Number:N07059210
Record Date: 4/17/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt the Financial Statements for the Financial Year 2012, in Accordance with Dutch Law	For	Issuer	For	With
10	Reappoint the External Auditor for the Reporting Year 2014	For	Issuer	For	With
11	Authorize Board of Management to Issue Shares, Which Authorization is Limited to 5% of the Issued Capital	For	Issuer	For	With
12	Authorize Board of Management to Restrict or Exclude the Preemption Rights Accruing to Shareholders in Connection with Agenda Item 15A	For	Issuer	For	With
13	Authorize the Board of Management to Issue Shares, for an Additional 5% of the Issued Capital, Only to be Used in Connection with Mergers, Acquisitions, and/or Alliances	For	Issuer	For	With
14	Authorize the Board of Management to Restrict or Exclude the Preemption Rights Accruing to Shareholders in Connections with Agenda Item 15C	For	Issuer	For	With
15	Authorize Board of Management to Acquire Shares in the Company's Capital	For	Issuer	For	With
16	Authorize Board of Management to Acquire Additional Shares in the Company's Capital	For	Issuer	For	With
17	Cancel Ordinary Shares (to be) Repurchased by the Company	For	Issuer	For	With
2	Discharge the Members of the Board of management from Liability for Their Responsibilities in the FY2012	For	Issuer	For	With
3	Discharge the Members of the Supervisory Board from Liability for Their Responsibilities in the FY12	For	Issuer	For	With
4	Adopt a Dividend of EUR 0.53 Per Ordinary Share of EUR 0.09	For	Issuer	For	With
5	Adopt the Revised Remuneration Policy for the Board of Management ASML Holding N.V.	For	Issuer	For	With
6	Approve the Number of Performance Shares for the Board of Management Over the Fiscal Year 2013 and Authorization of the Board of Management to Issue These Performance Shares	For	Issuer	For	With
7	Approve the Performance Shares Arrangement Including the Number of Performance Shares for the Board of Management to be Determined by the Calculation Method as Described in the Policy	For	Issuer	For	With
8	Approve the Number of Stock Options, Respectively Shares, for Employees and Authorization of the Board of Management to Issue the Stock Options, Respectively Shares	For	Issuer	For	With
9	Election of Directors	For	Issuer	For	With

BIO-REFERENCE LABS

Ticker Symbol:BRLI	Cusip Number:09057G602
Record Date: 6/1/2012	Meeting Date: 7/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory vote on executive compensation	For	Issuer	For	With
3	All other matters as shall properly come before the meeting	For	Issuer	For	With

C.R. BARD, INC.

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 4/12/2013	Meeting Date: 4/17/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Ratify the Appointment of KPMG LLP as Independent Registered Public Accounting Firm for Fiscal Year 2013	For	Issuer	For	With
3	To Approve the 2012 Long Term Incentive Plan of C.R. Bard, Inc., as Amended and Restated	For	Issuer	For	With
4	To Approve the Compensation of Our Named Executive Officers on an Advisory Basis	For	Issuer	For	With
5	Shareholder Proposal - Relating to Sustainability Reporting	Against	Stockholder	Against	With
6	Shareholder Proposal - Relating to Separating the Chair and CEO	Against	Stockholder	Against	With

CATALYST PHARMACEUTICAL PARTNERS, INC.

Ticker Symbol:CPRX	Cusip Number:14888U101
Record Date: 5/7/2013	Meeting Date: 5/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve, on an Advisory Basis, the Compensation of our Named Executive Officers	For	Issuer	For	With
3	To Select, on Advisory Basis, the Frequency of "Say-on-Pay" Votes	For	Issuer	For	With
4	To Ratify the Selection of Grant Thornton LLP as Our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2013	For	Issuer	For	With
5	To Transact Such Other Business as May Properly Come Before the Meeting	For	Issuer	For	With

EXXON MOBIL CORPORATION

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 5/7/2013	Meeting Date: 5/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
10	Report on Natural Gas Production	Against	Stockholder	Against	With
11	Greenhouse Gas Emissions Goals	Against	Stockholder	Against	With
2	Ratification of Independent Auditors	For	Issuer	For	With
3	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
4	Independent Chairman	Against	Stockholder	Against	With
5	Majority Vote for Directors	Against	Stockholder	Against	With
6	Limit Directorships	Against	Stockholder	Against	With
7	Report on Lobbying	Against	Stockholder	Against	With
8	Political Contributions Policy	Against	Stockholder	Against	With
9	Amendment of EEO Policy	Against	Stockholder	Against	With

HARVEST NATURAL RESOURCES, INC.

Ticker Symbol:HNR	Cusip Number:41754V103
Record Date: 6/4/2013	Meeting Date: 6/27/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Ratify the Appointment of Pricewaterhousecoopers LLP as the Independent Registered Public Accounting Firm for the Year Ending December 31, 2013	For	Issuer	For	With
3	To Approve, on Advisory Basis, the Compensation of the Company's Management	For	Issuer	For	With
4	To Approve Amendments That Increase the Number of Shares of Common Stock Available for Issuance Under Our 2010 Long Term Incentive Plan by 1,025,000 and Increase the Number of Shares That May Be Granted for Certain Awards	For	Issuer	For	With

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 5/7/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Selection of Ernst & Young LLP as Our Independent Public Accounting Firm for the Current Year	For	Issuer	For	With
3	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
4	Approval of Amendment and Extension of the 2006 Equity Incentive Plan	For	Issuer	For	With
5	Stockholder Proposal - Executives to Retain Significant Stock	Against	Stockholder	Against	With

INTERNATIONAL BUSINESS MACHINES CORPORATION

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 4/25/2013	Meeting Date: 4/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Advisory Vote on Executive Compensation	For	Issuer	For	With
4	Stockholder Proposal - Disclosure of Lobbying Policies and Practices	Against	Stockholder	Against	With
5	Stockholder Proposal - Right to Act by Written Consent	For	Issuer	Against	Against
6	Stockholder Proposal - Independent Board Chair	Against	Issuer	Against	With
7	Stockholder Proposal - Executives to Retain Significant Stock	Against	Issuer	Against	With

J.C. PENNEY COMPANY, INC

Ticker Symbol:JCP	Cusip Number:708160106
Record Date: 5/7/2013	Meeting Date: 5/17/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Ratify the Appointment of KPMG LLP as Independent Auditor for the Fiscal Year Ending February 1, 2014	For	Issuer	For	With
3	Advisory Vote on Executive Compensation	For	Issuer	For	With

MATTSON TECHNOLOGY, INC

Ticker Symbol:MTSN	Cusip Number:577223100
Record Date: 5/7/2013	Meeting Date: 5/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Vote on a Non-Binding, Advisory Resolution Approving Executive Compensation	For	Issuer	For	With
3	To Ratify Appointment of Pricewaterhousecoopers LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2013	For	Issuer	For	With

MFC INDUSTRIAL

Ticker Symbol:MIL	Cusip Number:55278T105
Record Date: 11/19/2012	Meeting Date: 12/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Favour of the Appointment of Deloitte & Touche LLP as the Auditors of the Company	For	Issuer	For	With

MOTOR CAR PARTS OF AMERICA

Ticker Symbol:MPAA	Cusip Number:620071100
Record Date: 2/15/2013	Meeting Date: 3/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the Appointment of Ernst and Young LLP as the Company's Independent Public Accountants for the Fiscal Year Ending March 31, 2013	For	Issuer	For	With
3	Approve Our Amended and Restated 2010 Incentive Award Plan	For	Issuer	For	With
4	Compensation of Our Named Executive Officers	For	Issuer	For	With
5	Such Other Matters as may Properly Come Before the Meeting	For	Issuer	For	With

NANOMETRICS INCORPORATED

Ticker Symbol:NANO	Cusip Number:630077105
Record Date: 5/7/2013	Meeting Date: 5/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve a Non-Binding Advisory Resolution Approving Nanometrics Executive Compensation as Disclosed in the Proxy Statement	For	Issuer	For	With
3	To Approve Nanometrics 2005 Equity Incentive Plan, As Amended	For	Issuer	For	With
4	To Ratify the Appointment of PriceWaterhouseCoopers LLP as Nanometrics' Independent Registered Public Accounting Firm for the Fiscal Year Ending December 28, 2013	For	Issuer	For	With

NEONODE INC

Ticker Symbol:NEON	Cusip Number:64051M402
Record Date: 5/3/2013	Meeting Date: 5/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve, on an Advisory Basis, the Compensation of the Company's Named Executive Officers	For	Issuer	For	With
3	To Approve the Increase in the Number of Shares Reserved Under the Company's 2006 Equity Incentive Plan by 2,000,000	For	Issuer	For	With
4	To Ratify the Selection of KML Corbin and Company as the Independent Registered Public Accounting Firm of the Company for its Fiscal Year Ending December 31, 2013	For	Issuer	For	With

NUSKIN ENTERPRISES, INC.

Ticker Symbol:NUS	Cusip Number:67018T105
Record Date: 5/30/2013	Meeting Date: 6/3/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory Vote as to the Company's Executive Compensation	For	Issuer	For	With
3	Approval of Company's Amended and Restated 2010 Omnibus Incentive Plan	For	Issuer	For	With
4	Ratification of the Selection of Pricewaterhousecoopers LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2013	For	Issuer	For	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 4/25/2013	Meeting Date: 5/1/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the Appointment of KPMG LLP as Our Independent Registered Public Accountants for Fiscal Year 2013	For	Issuer	For	With
3	Advisory Resolution to Approve Executive Compensation	For	Issuer	For	With

PHILLIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 5/7/2013	Meeting Date: 5/8/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the Selection of Independent Auditors	For	Issuer	For	With
3	Advisory Resolution Approving Executive Compensation	For	Issuer	For	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/29/2013	Meeting Date: 3/5/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve the 2006 Long-Term Incentive Plan, as Amended, Which Includes an Increase in the Share Reserve by 90,000,000 Shares	For	Issuer	For	With
3	Ratify the Selection of Pricewaterhousecoopers LLP as Our Independent Public Accountants for Our Fiscal Year Ending September 29, 2013	For	Issuer	For	With
4	Advisory Approval of the Company's Executive Compensation	For	Issuer	For	With

RUDOLPH TECHNOLOGIES, INC

Ticker Symbol:RTEC	Cusip Number:781270103
Record Date: 5/7/2013	Meeting Date: 5/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve, on an Advisory (Non-Binding) Basis, the Compensation of our Named Executive Officers as Disclosed in the Proxy Statement	For	Issuer	For	With
3	To Approve an Amendment to Our Restated Certificate of Incorporation to Increase the Number of Authorized Shares of Our Common Stock from 50,000,000 to 100,000,000 Shares	For	Issuer	For	With
4	To Ratify the Appointment of Ernst & Young LLP as Our Independent Registered Public Accountants for the Year Ending December 31, 2013	For	Issuer	For	With

STIFEL FINANCIAL CORP.

Ticker Symbol:SF	Cusip Number:860630102
Record Date: 5/7/2013	Meeting Date: 6/12/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Proposal to Approve an Advisory Resolution Relating to the Compensation of Our Named Executive Officers	For	Issuer	For	With
3	Ratify the Appointment of Ernst & Young LLP as Our Independent Public Accounting Firm for 2013	For	Issuer	For	With

VALEANT PHARMACEUTICALS INTERNATIONAL

Ticker Symbol:VRX	Cusip Number:91911K102
Record Date: 4/23/2013	Meeting Date: 5/21/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	The Approval, in an Advisory Resolution, of the Compensation of our Named Executive Officers	For	Issuer	For	With
3	To Appoint Pricewaterhousecoopers LLP as the Auditors for the Company to Hold Office Until the Close of the 2014 Annual Meeting of Shareholders	For	Issuer	For	With
4	To Approve the Continuance of the Company from the Canada Business Corporations Act to the British Columbia Business Corporations Act	For	Issuer	For	With

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 6/4/2013	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval, on advisory basis, of the company's executive compensation	For	Issuer	For	With
3	Ratification of the appointment of independent registered public accounting firm	For	Issuer	For	With
4	Shareholder proposal - Social responsibility report, if properly presented at the annual meeting	Against	Stockholder	Against	With
5	Shareholder proposal - political disclosure and accountability, if properly presented at the annual meeting	Against	Issuer	Against	With

YUM! BRANDS, INC.

Ticker Symbol:YUM	Cusip Number:988498101
Record Date: 5/7/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Independent Auditors	For	Issuer	For	With
3	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
4	Re-approval of Performance Measures of Yum! Brands, Inc. Long Term Incentive Plan	For	Issuer	For	With
5	Stockholder Proposal - Packaging Recycling	Against	Stockholder	Against	With

ZOLTEK COMPANIES, INC

Ticker Symbol:ZOLT	Cusip Number:98975W104
Record Date: 1/29/2013	Meeting Date: 2/1/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm for the Fiscal Year Ending September 30, 2013	For	Issuer	For	With
3	Approve the Advisory Resolution Relating to the Company's Executive Compensation	For	Issuer	For	With
4	Recommend, by Advisory Vote, the Frequency of Future Advisory Votes Relating to the Company's Executive Compensation	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Max Quinlin

* Max Quinlin

Chief Financial Officer

Date: August 29, 2013

*Print the name and title of each signing officer under his or her signature.